Prepaid and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid and Other Current Assets [Abstract]
Schedule of Prepaid and Other Current Assets	Prepaid and other current assets consisted of the following:
	As of
	December 31, 2023	June 30, 2024
	$	$
		Unaudited
Inventories	29	29
Prepayments to suppliers	127	89
Loans to third parties	6	6
Others	16	20
Total before allowance for credit losses	178	144
Less: allowance for credit losses	—	—
Total	178	144